Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue [Abstract]
Summary of Contract Liabilities
Contract liabilities consisted of the following as of December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021
		(Unaudited)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$1,803
Customer Advance Payment	665	—

Total	1,661	1,803

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$5,276

Contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019
	(in thousands)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$291
Customer Advance Payment	665	172

Total	$1,661	$463

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$3,936